Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share capital [Abstract]
Summary of capital structure
The table below summarizes the Company’s capital structure:

	For the Years Ended December 31,
	2017		2016
	Number	CHF	Number	CHF
Common shares with a nominal value of CHF 0.02 each	57,355,188	1,147,104	56,773,392	1,135,468
Total	57,355,188	1,147,104	56,773,392	1,135,468